Annual Operating Expenses - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.64%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.65%

[1]	A Adjusted to reflect current fees.